PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS - Terms and Conditions of Grants (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Executive Office Plan | Environmental, social and governance ("ESG")
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage (in percent)	20.00%
Executive Office Plan | Climate Action
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage (in percent)	5.00%
Executive Office Plan | Health and safety ("H&S")
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage (in percent)	15.00%
Executive Office and CFO Plan | Environmental, social and governance ("ESG")
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage (in percent)	30.00%
Executive Officers other than CFO | Health and safety ("H&S")
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage vesting condition contributes to calculation of grant (in percent)	15.00%
Performance Share Units (PSUs) | Executive Office Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award performance period		3 years	3 years	3 years
Performance Share Units (PSUs) | Executive Office Plan | Executive Chariman
Disclosure of terms and conditions of share-based payment arrangement [line items]
Value of grant at grant date, percentage of base salary (in percent)		180.00%	120.00%	120.00%
Performance Share Units (PSUs) | Executive Office Plan | CEO
Disclosure of terms and conditions of share-based payment arrangement [line items]
Value of grant at grant date, percentage of base salary (in percent)		180.00%	120.00%	120.00%
Performance Share Units (PSUs) | Executive Office and CFO Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award performance period	3 years
Performance Share Units (PSUs) | Executive Office and CFO Plan | Climate Action
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage (in percent)	10.00%
Performance Share Units (PSUs) | Executive Office and CFO Plan | Health and safety ("H&S")
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage (in percent)	20.00%
Performance Share Units (PSUs) | Executive Office and CFO Plan | Executive Chariman
Disclosure of terms and conditions of share-based payment arrangement [line items]
Value of grant at grant date, percentage of base salary (in percent)	180.00%
Performance Share Units (PSUs) | Executive Office and CFO Plan | CEO
Disclosure of terms and conditions of share-based payment arrangement [line items]
Value of grant at grant date, percentage of base salary (in percent)	180.00%
Performance Share Units (PSUs) | Executive Office and CFO Plan | Chief Financial Officer
Disclosure of terms and conditions of share-based payment arrangement [line items]
Value of grant at grant date, percentage of base salary (in percent)	110.00%
Performance Share Units (PSUs) | Executive Officers other than CFO
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award performance period	3 years
Performance Share Units (PSUs) | Executive Officers Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award performance period		3 years	3 years	3 years
Performance Share Units (PSUs) | TSR vs peer group | Executive Office Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage vesting condition contributes to calculation of grant (in percent)		50.00%	50.00%	50.00%
Performance Share Units (PSUs) | TSR vs peer group | Executive Office and CFO Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage vesting condition contributes to calculation of grant (in percent)	50.00%
Performance Share Units (PSUs) | TSR vs peer group | Executive Officers other than CFO
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage vesting condition contributes to calculation of grant (in percent)	40.00%	40.00%
Performance Share Units (PSUs) | TSR vs peer group | Executive Officers Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage vesting condition contributes to calculation of grant (in percent)			40.00%	40.00%
Performance Share Units (PSUs) | EPS vs peer group | Executive Office Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage vesting condition contributes to calculation of grant (in percent)		20.00%	20.00%	20.00%
Performance Share Units (PSUs) | EPS vs peer group | Executive Office and CFO Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage vesting condition contributes to calculation of grant (in percent)	20.00%
Performance Share Units (PSUs) | TSR vs. peer group, threshold | Executive Office Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting performance, threshold percentage (in percent)				100.00%
Vesting percentage (in percent)				100.00%
Performance Share Units (PSUs) | TSR vs. peer group, threshold | Executive Officers other than CFO
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting performance, threshold percentage (in percent)	80.00%
Vesting percentage (in percent)	50.00%
Performance Share Units (PSUs) | TSR vs. peer group, threshold | Executive Officers Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting performance, threshold percentage (in percent)		80.00%
Vesting percentage (in percent)	50.00%
Performance Share Units (PSUs) | EPS vs peer group, threshold | Executive Office Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting performance, threshold percentage (in percent)				100.00%
Vesting percentage (in percent)				100.00%
Performance Share Units (PSUs) | TSR vs peer group, target | Executive Office Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting performance, target percentage (in percent)		100.00%	100.00%	120.00%
Vesting percentage (in percent)				150.00%
Performance Share Units (PSUs) | TSR vs peer group, target | Executive Office and CFO Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting performance, target percentage (in percent)	100.00%
Performance Share Units (PSUs) | TSR vs peer group, target | Executive Officers other than CFO
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting performance, target percentage (in percent)	100.00%	100.00%
Vesting percentage (in percent)	100.00%	100.00%
Performance Share Units (PSUs) | TSR vs peer group, target | Executive Officers Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting performance, target percentage (in percent)			100.00%	100.00%
Vesting percentage (in percent)			100.00%	100.00%
Performance Share Units (PSUs) | EPS vs peer group, target | Executive Office Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting performance, threshold percentage (in percent)			100.00%
Award vesting performance, target percentage (in percent)				120.00%
Vesting percentage (in percent)			100.00%	150.00%
Performance Share Units (PSUs) | ESG | Executive Office Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage vesting condition contributes to calculation of grant (in percent)				30.00%
Award vesting performance, target percentage (in percent)				100.00%
Performance Share Units (PSUs) | ESG | Executive Office Plan | Environmental, social and governance ("ESG")
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage vesting condition contributes to calculation of grant (in percent)		30.00%	30.00%
Performance Share Units (PSUs) | ESG | Executive Office Plan | Climate Action
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage vesting condition contributes to calculation of grant (in percent)		10.00%	10.00%	10.00%
Performance Share Units (PSUs) | ESG | Executive Office Plan | D&I
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage vesting condition contributes to calculation of grant (in percent)		10.00%	10.00%	10.00%
Performance Share Units (PSUs) | ESG | Executive Office Plan | Health and safety ("H&S")
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage vesting condition contributes to calculation of grant (in percent)		10.00%	10.00%	10.00%
Performance Share Units (PSUs) | ESG | Executive Office and CFO Plan | Environmental, social and governance ("ESG")
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage vesting condition contributes to calculation of grant (in percent)	30.00%
Performance Share Units (PSUs) | ESG | Executive Office and CFO Plan | Climate Action
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage vesting condition contributes to calculation of grant (in percent)	10.00%
Performance Share Units (PSUs) | ESG | Executive Office and CFO Plan | Health and safety ("H&S")
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage vesting condition contributes to calculation of grant (in percent)	20.00%
Performance Share Units (PSUs) | ESG | Executive Officers other than CFO | Environmental, social and governance ("ESG")
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage vesting condition contributes to calculation of grant (in percent)	20.00%	20.00%
Performance Share Units (PSUs) | ESG | Executive Officers other than CFO | Climate Action
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage vesting condition contributes to calculation of grant (in percent)	5.00%	5.00%
Performance Share Units (PSUs) | ESG | Executive Officers other than CFO | D&I
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage vesting condition contributes to calculation of grant (in percent)		5.00%
Performance Share Units (PSUs) | ESG | Executive Officers other than CFO | Health and safety ("H&S")
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage vesting condition contributes to calculation of grant (in percent)		10.00%
Performance Share Units (PSUs) | ESG | Executive Officers Plan | Environmental, social and governance ("ESG")
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage vesting condition contributes to calculation of grant (in percent)			20.00%	20.00%
Performance Share Units (PSUs) | ESG | Executive Officers Plan | Climate Action
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage vesting condition contributes to calculation of grant (in percent)			5.00%	5.00%
Performance Share Units (PSUs) | ESG | Executive Officers Plan | D&I
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage vesting condition contributes to calculation of grant (in percent)			5.00%	5.00%
Performance Share Units (PSUs) | ESG | Executive Officers Plan | Health and safety ("H&S")
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage vesting condition contributes to calculation of grant (in percent)			10.00%	10.00%
Performance Share Units (PSUs) | ESG, target | Executive Office Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting performance, target percentage (in percent)		100.00%	100.00%	120.00%
Performance Share Units (PSUs) | ESG, target | Executive Office and CFO Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting performance, target percentage (in percent)	100.00%
Vesting percentage (in percent)	100.00%
Performance Share Units (PSUs) | ESG, target | Executive Officers other than CFO
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting performance, target percentage (in percent)	100.00%
Vesting percentage (in percent)	100.00%
Performance Share Units (PSUs) | ESG, target | Executive Officers Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting performance, target percentage (in percent)		100.00%	100.00%	100.00%
Vesting percentage (in percent)		100.00%	100.00%	100.00%
Performance Share Units (PSUs) | TSR vs. peer group, stretch | Executive Office Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting performance, stretch percentage (in percent)		120.00%	120.00%
Performance Share Units (PSUs) | TSR vs. peer group, stretch | Executive Office and CFO Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting performance, stretch percentage (in percent)	120.00%
Performance Share Units (PSUs) | TSR vs. peer group, stretch | Executive Officers other than CFO
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage (in percent)	150.00%	150.00%
Award vesting performance, stretch percentage (in percent)	120.00%	120.00%
Performance Share Units (PSUs) | TSR vs. peer group, stretch | Executive Officers Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage (in percent)			150.00%	150.00%
Award vesting performance, stretch percentage (in percent)			120.00%	120.00%
Performance Share Units (PSUs) | Gap to competition | Executive Officers Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage vesting condition contributes to calculation of grant (in percent)			40.00%	40.00%
Performance Share Units (PSUs) | Gap to competition, target | Executive Officers other than CFO
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting performance, threshold percentage (in percent)		50.00%
Vesting percentage (in percent)	100.00%	100.00%
Performance Share Units (PSUs) | Gap to competition, target | Executive Officers Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting performance, target percentage (in percent)			100.00%	100.00%
Vesting percentage (in percent)			100.00%	100.00%
Performance Share Units (PSUs) | Gap to competition, stretch | Executive Officers other than CFO
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage (in percent)	150.00%	150.00%
Performance Share Units (PSUs) | Gap to competition, stretch | Executive Officers Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage (in percent)			150.00%	150.00%
Award vesting performance, stretch percentage (in percent)				120.00%
Performance Share Units (PSUs) | ESG, stretch | Executive Office Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting performance, target percentage (in percent)			120.00%
Vesting percentage (in percent)		150.00%	150.00%
Award vesting performance, stretch percentage (in percent)		120.00%
Performance Share Units (PSUs) | ESG, stretch | Executive Office and CFO Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage (in percent)	150.00%
Award vesting performance, stretch percentage (in percent)	120.00%
Performance Share Units (PSUs) | ESG, stretch | Executive Officers other than CFO
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage (in percent)	150.00%
Award vesting performance, stretch percentage (in percent)	120.00%
Performance Share Units (PSUs) | ESG, stretch | Executive Officers Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage (in percent)		150.00%	150.00%	150.00%
Award vesting performance, stretch percentage (in percent)		120.00%	120.00%	120.00%
Performance Share Units (PSUs) | TSR vs performance index, target | Executive Office Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage (in percent)		100.00%	100.00%	150.00%
Performance Share Units (PSUs) | TSR vs performance index, target | Executive Office and CFO Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage (in percent)	100.00%
Performance Share Units (PSUs) | TSR vs performance index, threshold | Executive Office Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage (in percent)			100.00%	100.00%
Performance Share Units (PSUs) | Performance of ROCE | Executive Officers other than CFO
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage vesting condition contributes to calculation of grant (in percent)	40.00%	40.00%
Performance Share Units (PSUs) | Performance of ROCE, stretch level | Executive Officers other than CFO
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting performance, target percentage (in percent)	12.00%
Performance Share Units (PSUs) | Performance of ROCE, stretch level | Executive Officers Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting performance, stretch percentage (in percent)		133.00%	133.00%
Performance Share Units (PSUs) | Performance of ROCE, target | Executive Officers other than CFO
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting performance, target percentage (in percent)	9.00%	100.00%
Performance Share Units (PSUs) | Gap to competition, threshold | Executive Officers other than CFO
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage (in percent)	50.00%
Performance Share Units (PSUs) | Gap to competition, threshold | Executive Officers Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting performance, threshold percentage (in percent)			50.00%
Performance Share Units (PSUs) | Vesting Based on TSR Compared To Performance Index, Ceiling Level | Executive Office Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage (in percent)		200.00%
Performance Share Units (PSUs) | Vesting Based on TSR Compared To Performance Index, Ceiling Level | Executive Office and CFO Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage (in percent)	200.00%
Performance Share Units (PSUs) | Vesting Based On ESG, Ceiling Level | Executive Office Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting rights, performance ceiling percentage		1.40
Vesting percentage (in percent)		200.00%
Performance Share Units (PSUs) | Vesting Based On ESG, Ceiling Level | Executive Office and CFO Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting rights, performance ceiling percentage	1.40
Vesting percentage (in percent)	200.00%
Performance Share Units (PSUs) | Vesting Based On ESG, Ceiling Level | Executive Officers other than CFO
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting rights, performance ceiling percentage	1.40
Vesting percentage (in percent)	200.00%
Performance Share Units (PSUs) | Vesting Based On ESG, Ceiling Level | Executive Officers Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting rights, performance ceiling percentage		1.40
Vesting percentage (in percent)		200.00%
Performance Share Units (PSUs) | Vesting Based on TSR Compared To Peer Group, Ceiling Level | Executive Office Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting rights, performance ceiling percentage		1.40
Performance Share Units (PSUs) | Vesting Based on TSR Compared To Peer Group, Ceiling Level | Executive Office and CFO Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting rights, performance ceiling percentage	1.40
Performance Share Units (PSUs) | Vesting Based on TSR Compared To Peer Group, Ceiling Level | Executive Officers other than CFO
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting rights, performance ceiling percentage		1.40
Vesting percentage (in percent)	200.00%
Performance Share Units (PSUs) | Vesting Based on TSR Compared To Peer Group, Ceiling Level | Executive Officers Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage (in percent)	140.00%	200.00%
Performance Share Units (PSUs) | Vesting Based on Gap To Competition, Ceiling Level | Executive Officers other than CFO
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage (in percent)	200.00%
Performance Share Units (PSUs) | Vesting Based on Gap To Competition, Ceiling Level | Executive Officers Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage (in percent)		200.00%
Performance Share Units (PSUs) | Vesting Based On Performance Of ROCE, Ceiling Level | Executive Officers other than CFO
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting rights, performance ceiling percentage	0.14
Performance Share Units (PSUs) | Vesting Based On Performance Of ROCE, Ceiling Level | Executive Officers Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting rights, performance ceiling percentage		1.55
Performance Share Units (PSUs) | Vesting Based On ESG, Threshold Level | Executive Officers other than CFO
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting performance, threshold percentage (in percent)	80.00%
Vesting percentage (in percent)	50.00%
Performance Share Units (PSUs) | Vesting Based On ESG, Threshold Level | Executive Officers Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting performance, threshold percentage (in percent)		80.00%
Vesting percentage (in percent)		50.00%
Performance Share Units (PSUs) | Vesting Based on TSR Compared To Performance Index, Stretch Level | Executive Office Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage (in percent)		150.00%	150.00%
Performance Share Units (PSUs) | Vesting Based on TSR Compared To Performance Index, Stretch Level | Executive Office and CFO Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage (in percent)	150.00%
Performance Share Units (PSUs) | Vesting Based On Performance Of ROCE, Threshold Level | Executive Officers other than CFO
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting performance, target percentage (in percent)	6.00%
Performance Share Units (PSUs) | Vesting Based On Performance Of ROCE, Threshold Level | Executive Officers Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting performance, threshold percentage (in percent)		66.00%	66.00%
Performance Share Units (PSUs) | Vesting Based on EPS Compared To Peer Group, Stretch Level | Executive Office Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting performance, target percentage (in percent)			120.00%
Vesting percentage (in percent)			150.00%
RSUs | Vesting period one | Executive Officers other than CFO
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award performance period	3 years			3 years
RSUs | Vesting period one | Executive Officers Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award performance period		3 years		3 years